OTHER INCOME/(EXPENSES) (Tables)	12 Months Ended
Mar. 31, 2025
Other Incomeexpenses
SCHEDULE OF OTHER INCOME EXPENSES

	Year ended March 31,
	2023	2024	2025
	HKD	HKD	HKD
Government grant	$48,000	$178,124	$-
Bank interest income	441	22,995	44,840
Finance costs	(179,651)	(246,262)	(656,689)
Gain on disposal of intangible assets	-	-	6,145,711
Gain on investment on event projects	-	-	806,606
Gain/(Loss) on early termination of leases	(7,480)	2,539	-
Sales of concert tickets and others	-	-	411,593
Total	$(138,690)	$(42,604)	$6,752,061